FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES - Schedule of current exchange rates (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Argentine peso
Changes In Foreign Exchange Rates [Line Items]
Exchange rate	$ 807.98	$ 177.12	$ 102.75
Brazilian real
Changes In Foreign Exchange Rates [Line Items]
Exchange rate	4.85	5.29	5.57
Chilean peso
Changes In Foreign Exchange Rates [Line Items]
Exchange rate	877.12	855.86	844.69
Colombian peso
Changes In Foreign Exchange Rates [Line Items]
Exchange rate	3,872.49	4,845.35	4,002.52
Euro
Changes In Foreign Exchange Rates [Line Items]
Exchange rate	0.90	0.93	0.88
Australian dollar
Changes In Foreign Exchange Rates [Line Items]
Exchange rate	1.46	1.47	1.38
Boliviano
Changes In Foreign Exchange Rates [Line Items]
Exchange rate	6.86	6.86	6.86
Mexican peso
Changes In Foreign Exchange Rates [Line Items]
Exchange rate	16.91	19.50	20.53
New Zealand dollar
Changes In Foreign Exchange Rates [Line Items]
Exchange rate	1.58	1.58	1.46
Peruvian Sol
Changes In Foreign Exchange Rates [Line Items]
Exchange rate	3.70	3.81	3.98
Paraguayan Guarani
Changes In Foreign Exchange Rates [Line Items]
Exchange rate	7,270.6	7,332.2	6,866.4
Uruguayan peso
Changes In Foreign Exchange Rates [Line Items]
Exchange rate	$ 38.81	$ 39.71	$ 44.43